Financial Statement Schedule I - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income	$ 242,431	$ 102,983	$ 65,275
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	129,256	99,273	95,849
Impairment loss of investment	5,738	3,686	0
(Gain) loss on change in fair value of derivatives	19,230	272	(27,322)
Gain on repurchase of convertible notes			(2,782)
Allowance for doubtful accounts	2,812	7,265	(280)
Equity in loss (earnings) of unconsolidated investees	(5,908)	(9,411)	4,404
Share-based compensation	10,258	9,314	7,757
Changes in operating assets and liabilities:
Inventories	55,408	(49,024)	(50,557)
Accounts receivable trade	(179,607)	46,337	(33,060)
Amounts due from related parties	9,237	(10,089)	(4,230)
Advances to suppliers	29,001	(15,990)	(30,609)
Prepaid expenses and other current assets	(2,208)	(49,813)	(135,426)
Other non-current assets	9,387	(23,795)	(1,308)
Accounts payable	47,756	(27,758)	61,157
Advances from customers	(11,225)	(44,985)	19,710
Amounts due to related parties	10,467	33,908	(43,774)
Accrued warranty costs	(3,563)	(6,726)	(3,847)
Other liabilities	(29,691)	(18,774)	(995)
Liability for uncertain tax positions	10,863	833	(6,037)
Deferred taxes	37,591	84,939	(95,629)
Net settlement of derivatives	28,731	(1,460)	(1,922)
Net cash provided by (used in) operating activities	216,280	203,920	(278,073)
Investing activities:
Investment in subsidiaries	(11,036)	(92,925)	(124,737)
Purchase of property, plant and equipment	(316,282)	(276,978)	(286,722)
Net cash used in investing activities	29,071	(239,230)	(1,093,142)
Financing activities:
Repayment of short-term borrowings	(2,368,967)	(2,068,069)	(2,243,003)
Proceeds from issuance of common shares			23,864
Issuance costs paid for common shares offering			(456)
Payments for repurchase of convertible notes			(19,667)
Proceeds from exercise of stock options	769	879	707
Net cash provided by(used in) financing activities	(463,613)	165,283	1,299,823
Effect of exchange rate changes	(38,725)	51,342	(46,629)
Net increase (decrease) in cash, cash equivalents and restricted cash	(256,987)	181,315	(118,021)
Cash, cash equivalents and restricted cash at the beginning of the year	1,190,134	1,007,700	1,134,683
Cash, cash equivalents and restricted cash at the end of the year	940,990	1,190,134	1,007,700
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	103,236	113,513	70,827
Income taxes paid	32,135	45,483	187,876
Parent Company
Operating activities:
Net income	237,070	99,572	65,249
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	21	33	32
Loss on disposal of subsidiaries		9,559
Impairment loss of investment		3,686
(Gain) loss on change in fair value of derivatives	2,671	7,134	(30,988)
Gain on repurchase of convertible notes			(2,782)
Allowance for doubtful accounts	(212)	2,666	(844)
Equity in earnings of subsidiaries	(195,950)	(130,048)	(43,596)
Equity in loss (earnings) of unconsolidated investees		127	(50)
Share-based compensation	10,259	9,314	7,757
Changes in operating assets and liabilities:
Inventories			146
Accounts receivable trade	(5,089)	(6,739)	3,010
Amounts due from related parties	(184,755)	57,539	21,731
Advances to suppliers	60	(60)	226
Prepaid expenses and other current assets	(2,749)	(5,715)	6,955
Other non-current assets	(149)	1,016	(2,039)
Accounts payable	3,900		(4)
Advances from customers		(1,069)	(1,413)
Amounts due to related parties	15,674	66,038	(129,307)
Accrued warranty costs	(76)	(10,639)	(12,381)
Other liabilities	(25,958)	23,505	(297)
Liability for uncertain tax positions	6,008	833	(7,413)
Deferred taxes	9,230	(6,106)	199
Net settlement of derivatives	21,450	(6,358)	17,043
Net cash provided by (used in) operating activities	(108,595)	114,288	(108,766)
Investing activities:
Investment in subsidiaries	(1,051)	(64,185)
Proceeds from disposal of subsidiaries		61,749
Purchase of property, plant and equipment		(26)
Funding of loans to subsidiaries	(94,000)	(74,458)
Repayment of loans from subsidiaries	375,635		299,578
Net cash used in investing activities	280,584	(76,920)	299,578
Financing activities:
Repayment of short-term borrowings	(151,000)	(49,000)	(190,000)
Proceeds from issuance of common shares			23,864
Issuance costs paid for common shares offering			(456)
Payments for repurchase of convertible notes			(19,667)
Proceeds from exercise of stock options	769	879	707
Net cash provided by(used in) financing activities	(150,231)	(48,121)	(185,552)
Effect of exchange rate changes	(29,618)	6,362	(24,630)
Net increase (decrease) in cash, cash equivalents and restricted cash	(7,860)	(4,391)	(19,370)
Cash, cash equivalents and restricted cash at the beginning of the year	16,957	21,348	40,718
Cash, cash equivalents and restricted cash at the end of the year	9,097	16,957	21,348
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	$ 10,154	$ 18,375	$ 29,288